UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22094

MORGAN STANLEY GLOBAL LONG/SHORT FUND A

(Exact name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Amy Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

(212) 878-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Morgan Stanley

MORGAN STANLEY GLOBAL LONG/SHORT FUND A Financial Statements (Unaudited) For the Period from January 1, 2008 (Commencement of Operations) to June 30, 2008

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Financial Statements (Unaudited)

For the Period from January 1, 2008 (Commencement of Operations) to June 30, 2008

Contents

Financial Statements (Unaudited)

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Statement of Assets and Liabilities (Unaudited)

June 30, 2008

Assets
Investments in investment funds, at fair value (cost $66,676,406)	$67,188,390
Short-term investments (cost $6,795,253)	6,795,253
Cash	50,000
Prepaid investments in investment funds	6,150,000
Prepaid offering costs	201,994
Due from adviser	88,189
Other assets	11,224

Total assets	80,485,050

Liabilities
Subscriptions received in advance	9,965,000
Payable for share repurchases	3,000,000
Management fee payable	119,109
Accrued expenses and other liabilities	133,489

Total liabilities	13,217,598

Net assets	$67,267,452

Net assets consist of:
Net capital	$67,060,886
Accumulated net investment loss	(305,418)
Net unrealized appreciation on investments	511,984

Net assets	$67,267,452

Net asset value per share:
68,911.383 shares issued and outstanding, no par value, 1,000,000 registered shares	$976.14

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Statement of Operations (Unaudited)

For the period from January 1, 2008 (Commencement of Operations) to

June 30, 2008

Investment income
Dividend	$50,591
Interest	2,941
Other income	547

Total investment income	54,079

Expenses
Organization and offering costs	181,032
Management fees	179,496
Professional fees	70,000
Transfer agent fees	40,000
Custody fees	28,623
Accounting, administration and tax fees	23,037
Trustees’ fees	2,000
Other	55,839

Total expenses	580,027
Management fee waivers	(139,363)
Expense reimbursements	(81,167)

Net expenses	359,497

Net investment loss	(305,418)

Unrealized gain from investments
Net unrealized appreciation/depreciation on investments in investment funds	511,984

Net increase in net assets resulting from operations	$206,566

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Statement of Changes in Net Assets (Unaudited)

For the period from January 1, 2008 (Commencement of Operations)

to June 30, 2008

Net increase in net assets resulting from operations:
Net investment loss	$(305,418)
Net unrealized appreciation/depreciation on investments	511,984

Net increase in net assets resulting from operations	206,566

Shareholder transactions
Subscriptions (representing 96,572.168 shares)	93,460,886
Repurchases (representing 27,760.785 shares)	(26,500,000)

Net increase in net assets from shareholder transactions	66,960,886

Total increase in net assets	67,167,452
Net assets, beginning of period (representing 100.000 shares)	100,000 *

Net assets, end of period (representing 68,911.383 shares)	$67,267,452

*	The Fund was initially capitalized with $100,000 of capital on November 15, 2007.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Statement of Cash Flows (Unaudited)

For the period from January 1, 2008 (Commencement of Operations)

to June 30, 2008

Cash flows from operating activities
Net increase in net assets resulting from operations	$206,566
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net unrealized appreciation/depreciation on investments in investment funds	(511,984)
Purchase of investments in investment funds	(66,676,406)
Increase in short-term investments	(6,795,253)
Increase in prepaid investments in investment funds	(6,150,000)
Increase in prepaid offering costs	(201,994)
Increase in due from adviser	(88,189)
Increase in other assets	(11,224)
Increase in management fee payable	119,109
Increase in accrued expenses and other liabilities	133,489

Net cash used in operating activities	(79,975,886)
Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	103,425,886
Repurchases	(23,500,000)

Net cash provided by financing activities	79,925,886

Net change in cash	(50,000)
Cash at beginning of period	100,000

Cash at end of period	$50,000

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited)

June 30, 2008

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date*	Liquidity**
Investment Funds
Equity Long/Short - High Hedge
Ascend Partners Fund II, Ltd	1/1/2008	$3,750,000	$3,791,398	5.64%	9/30/2008	Quarterly
Atlas Advantage Offshore Fund, Ltd.	1/1/2008	2,850,000	2,750,303	4.09	3/31/2009	Semi-annually
Prism Partners IV Leveraged Offshore Fund	3/1/2008	4,075,000	4,217,968	6.27	8/31/2008	Monthly

Total Equity Long/Short - High Hedge		10,675,000	10,759,669	16.00

Equity Long/Short - Opportunistic
Abchurch Europe Fund Limited (The)	1/1/2008	1,750,000	1,634,185	2.43	9/30/2008	Quarterly
Adelphi Europe Fund (The)	1/1/2008	2,651,406	2,637,207	3.92	9/30/2008	Quarterly
Amiya Global Emerging Opportunities Fund Ltd	1/1/2008	2,750,000	2,809,684	4.18	9/30/2008	Quarterly
Blackstone Kailix Offshore Fund Ltd	1/1/2008	2,550,000	2,642,224	3.93	12/31/2008	Quarterly
Boyer Allan Pacific Fund Inc	1/1/2008	1,900,000	1,523,820	2.27	8/31/2008	Monthly
Brevan Howard Equity Strategies Fund Limited	1/1/2008	3,000,000	3,108,828	4.62	10/31/2008	Monthly
Delta Fund Europe, Ltd	1/1/2008	2,950,000	3,049,966	4.53	3/31/2009	Quarterly
East Side Capital Offshore, Ltd.	1/1/2008	4,450,000	4,365,126	6.49	9/30/2008	Quarterly
ESG Cross Border Equity Offshore Fund Ltd	1/1/2008	2,700,000	2,613,452	3.89	9/30/2008	Quarterly
Highbridge Long/Short Equity Fund, Ltd.	1/1/2008	2,950,000	3,084,727	4.59	9/30/2008	Quarterly
Horizon Portfolio I Limited	1/1/2008	3,100,000	3,308,071	4.92	9/30/2008	Quarterly
Horseman Global Fund Limited	1/1/2008	3,000,000	3,219,971	4.79	9/30/2008	Monthly
Karsch Capital, Ltd	1/1/2008	4,600,000	4,705,114	6.99	8/31/2008	Monthly
Lansdowne Global Financials Fund Limited	1/1/2008	3,450,000	3,435,249	5.10	9/30/2008	Monthly
Nezu Cayman Fund Ltd	1/1/2008	900,000	651,510	0.97	9/30/2008	Quarterly
Seligman Tech Spectrum Fund	1/1/2008	4,200,000	4,346,340	6.45	9/30/2008	Quarterly
Southport Millennium Fund II LP	1/1/2008	2,550,000	2,854,245	4.24	12/31/2008	Quarterly
Theorema Europe Fund, Ltd.	1/1/2008	4,550,000	4,626,527	6.88	7/31/2008	Monthly
Valinor Capital Partners Offshore, Ltd.	1/1/2008	1,250,000	1,193,690	1.77	6/30/2009	Annually
Value Partners China Hedge Fund	1/1/2008	750,000	618,785	0.92	7/31/2008	Monthly
Total Equity Long/Short - Opportunistic		56,001,406	56,428,721	83.88
Total Investments in Investment Funds		$66,676,406	$67,188,390	99.88%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2008

Description	Cost	Fair Value	Percent of Net Assets
Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class	$6,795,253	$6,795,253	10.10%
2.59%

Total Short-Term Investments	6,795,253	6,795,253	10.10

Total Investments in Investment Funds and Short-Term Investments	$73,471,659	73,983,643	109.98

Liabilities in excess of Other Assets		(6,716,191)	(9.98)

Total Net Assets		$67,267,452	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

*	Investments in Investment Funds may be composed of multiple tranches. The First Available Redemption Date relates to the earliest date after June 30, 2008 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the First Available Redemption Date. Redemptions from Investment Funds may be subject to fees.

**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2008

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	83.88%
Equity Long/Short - High Hedge	16.00
Short-Term Investments	10.10

Total Investments in Investment Funds and Short-Term Investments	109.98%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited)

June 30, 2008

1.	Organization

Morgan Stanley Global Long/Short Fund A (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on July 12, 2007 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”) and commenced operations on January 1, 2008. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements, as described in more detail below). The Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ long and short equity investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. Long and short equity investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is an affiliate of Morgan Stanley. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby a feeder fund invests substantially all of its assets in the Fund. At June 30, 2008, Morgan Stanley Global Long/Short Fund P, a feeder fund to the Fund, represented 99.85% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was January 1, 2008. Shares were offered at an initial offering price of $1,000 per Share and are offered in a continuous monthly offering thereafter at the Fund’s then current net asset value per Share. Investors purchasing Shares in the Fund (“Shareholders”) will not be charged a sales load. Shares may be purchased on a monthly basis from the Distributor at the Fund’s then current net asset value per Share or through a registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to offer Shares in conjunction with a “wrap” fee, asset allocation or other managed asset program sponsored by such RIA.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

1.	Organization (continued)

Shares are to be sold only to Shareholders that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The minimum initial investment in the Fund by a Shareholder is $100,000 and the minimum additional investment in the Fund by a Shareholder is $25,000. The Fund may modify these minimums from time to time. Shareholders may only purchase their Shares through the Distributor or a RIA. Any RIA who offers Shares may impose additional eligibility requirements on investors who purchase Shares through such RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount will be paid out promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

At June 30, 2008, 90.82% of the Fund’s portfolio was comprised of investments in Investment Funds, and 9.18% was invested in short-term investments. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received by, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Fund’s investment manager. At June 30, 2008, none of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

2.	Significant Accounting Policies (continued)

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets and Liabilities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008 (commencement of operations), the Fund adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

2.	Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at fair value:

	Investments in Investment Funds	Other Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	6,795,253
Level 3 - Significant Unobservable Inputs	67,188,390	—

Total	$67,188,390	$6,795,253

*	Other financial instruments include short-term investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of January 1, 2008 (Commencement of Operations)	$—
Realized gain (loss)	—
Net change in unrealized appreciation/depreciation	511,984
Net purchases (sales)	66,676,406
Net transfers in or out of Level 3	—

Balance as of June 30, 2008	$67,188,390

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2008	$511,984

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds’ net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Redemption proceeds received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost, and realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

2.	Significant Accounting Policies (continued)

Short-Term Investments

Short-term investments are valued at amortized cost, which approximates fair value. Short-term investments are invested overnight in either a short-term time deposit or a money market fund with the Fund’s custodian, State Street Bank and Trust Company (“State Street”).

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Effective June 30, 2008, the Fund adopted the provisions of FASB Interpretation 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109” (“FIN 48”). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements and applies to all open tax years as of the effective date. As of June 30, 2008, there was no impact to the Fund’s financial statements as a result of the adoption of FIN 48.

At June 30, 2008, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$73,471,659

Gross tax unrealized appreciation	$1,740,063
Gross tax unrealized depreciation	(1,228,079)

Net tax unrealized appreciation on investments	$511,984

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

In order to satisfy the diversification requirements under Subchapter M of the Internal Revenue Code, the Fund will generally invest its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies. As such, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholder. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders.

There were no distributions paid during the period from January 1, 2008 (commencement of operations) to June 30, 2008.

3.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.0625% (0.75% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any redemptions effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly paid by Shareholders in the Fund. For the period from January 1, 2008 (commencement of operations) to June 30, 2008, the Fund incurred management fees of $179,496, of which $119,109 was payable to the Adviser at June 30, 2008.

The Adviser has contractually agreed to waive and/or reimburse the Fund for expenses (other than extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses at 1.50% for the 12 month period beginning on the Initial Closing Date. For the period from January 1, 2008 (commencement of operations) to June 30, 2008, management fee waivers and expense reimbursements were $139,363 and $81,167, respectively; of which $88,189 was due from the Adviser at June 30, 2008.

State Street provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

3.	Management Fee, Related Party Transactions and Other (continued)

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 1.5% to 2.0%, based on (1) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (2) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan.

Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2008, the Fund’s proportionate share of assets attributable to the DC Plan was $24.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

The Fund’s organization and offering costs are estimated at $383,026. The Adviser has reimbursed the Fund for organization costs of $30,761, which are included in expense reimbursements in the Statement of Operations. Any additional organization costs will be borne by the Adviser. Offering costs of $352,265 were capitalized and are being amortized over the 12 month period from the Initial Closing Date.

4.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the value of the Fund’s interest in these Investment Funds as reported by the Fund.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

5.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Investments in Investment Funds

As of June 30, 2008, the Fund invested primarily in Investment Funds. At June 30, 2008 none of the Fund’s net assets were invested in Investment Funds with the next available redemption date extending beyond one year from June 30, 2008.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2008, pursuant to each Investment Fund’s operating agreements.

For the period from January 1, 2008 (commencement of operations) to June 30, 2008, aggregate purchases and proceeds from sales of investments in Investment Funds were $66,676,406 and $0, respectively.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

June 30, 2008

7.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized.

For the Period from January 1, 2008 (a) to June 30, 2008
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,000.00

Net investment loss (b)	(4.44)
Net realized and unrealized loss from investments	(19.42)

Net decrease resulting from operations	(23.86)

Net asset value, end of period	$976.14

Total return (c)	(2.39%)
Ratio of total expenses to average net assets before expense waivers and reimbursements (d)	1.21%
Ratio of total expenses to average net assets after expense waivers and reimbursements (d)	0.75%
Ratio of net investment loss to average net assets (e)	(0.64%)
Portfolio turnover	0.00%
Net assets, end of period (000s)	$67,267

(a)	Commencement of operations.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(d)	Ratios do not reflect the Fund’s proportionate share of the expenses of the Investment Funds.

(e)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

8.	Subsequent Events

From July 1, 2008 through August 20, 2008, the Fund accepted and received approximately $25 million in additional subscriptions.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent period from the Fund’s commencement of operations to June 30 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Morgan Stanley

Morgan Stanley Global Long/Short Fund A

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Ronald E. Robison, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Cory Pulfrey, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Amy R. Doberman, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS.

(a)(1) This information is as of June 30, 2008

Mustafa A. Jama is the Head of, and Chief Investment Officer for, the Morgan Stanley AIP Fund of Hedge Funds team; he is also a member of the Investment Committee. He joined Morgan Stanley AIP in 2004 and has more than 12 years of relevant industry experience. Before joining the firm, Mr. Jama was a managing director and head of manager sourcing for Glenwood Capital Investments and was a director and portfolio manager at Deutsche Bank Absolute Return Strategies; both are fund of hedge funds managers. Prior to that, he managed client capital at Bankers Trust/Deutsche Bank, utilizing option strategies in equities, fixed income, currencies, and commodities and also managed Deutsche Bank’s proprietary capital. Mr. Jama received a B.S. in civil engineering from Southern University, Baton Rouge and an M.S. in civil engineering from the University of Southern California. He received an M.B.A. from Harvard Business School.

Paresh Bhatt is a portfolio manager for the Morgan Stanley AIP Fund of Hedge Funds team, focusing on fixed income and mortgage arbitrage strategies; he is also a member of the Investment Committee. He joined Morgan Stanley AIP in 2003 and has more than 13 years of relevant industry experience. Prior to his current role, Mr. Bhatt was an investment analyst. Before joining the firm, Mr. Bhatt worked for SEI Investments where he managed global equity and EAFE portfolios, led due diligence on fund of hedge funds portfolios, and was an equity analyst for Granite Associates where he conducted fundamental equity research in the TMT sector and monitored hedge fund investments. He was also a vice president at Lehman Brothers, an associate at Bankers Trust, and a research assistant at the Federal Reserve Board. Mr. Bhatt received a B.A. in economics from, and was valedictorian, at Union College, and he received an M.B.A. in finance from the Wharton School of the University of Pennsylvania.

José F. González-Heres is a portfolio manager for the Morgan Stanley AIP Fund of Hedge Funds team, focusing on event driven, credit, and capital structure arbitrage strategies; he is also a member of the Investment Committee and serves on the Risk Management Committee. He joined Morgan Stanley AIP in 2001 and has more than 14 years of relevant industry experience. Prior to his current role, Mr. González-Heres served as an investment analyst. Before joining the firm, Mr. González-Heres was chief executive officer of Suggestionator, Inc., a privately held software company, and was an investment banker in the public finance areas of both Bear Stearns and Prudential Securities. He also worked at IBM and earned U.S. and international patents for his work on algorithms. Mr. González-Heres received a B.S. in electrical engineering from Northwestern University and an M.B.A. in finance and investments from the Yale University School of Management.

Kevin Kuntz is a portfolio manager for the Morgan Stanley AIP Fund of Hedge Funds team, focusing on long/short equity strategies; he is also a member of the Investment Committee. He joined Morgan Stanley AIP in 2006 and has 21 years of relevant industry experience. Before joining the firm, Mr. Kuntz was a portfolio manager at Ramius HVB Partners LLC, a division of Ramius Capital LLC, where he was responsible for the long/short equity components for their fund of funds vehicles. Prior to that, he was a portfolio manager and strategy head for long/short equity research at JPMorgan Alternative Asset Management. He also has sell-side experience, as an analyst and trader, through previous positions. Mr. Kuntz received a B.S. in finance from St. John’s University.

Mark L.W. van der Zwan, CFA, is a portfolio manager for the Morgan Stanley AIP Fund of Hedge Funds team, focusing on multi-strategy, convertible bond arbitrage, and quantitative strategies; he is also a member of the Investment Committee. He joined Morgan Stanley AIP in 2004 and has 12 years of relevant industry experience. Prior to his current role, Mr. van der Zwan was an investment analyst. Before joining the firm, Mr. van der Zwan was a senior consultant for Alan D. Biller & Associates, an institutional investment consulting firm, where he was responsible for hedge fund manager selection. Prior to that, he was a researcher at the National Research Council of Canada where he performed advanced computational modeling. Mr. van der Zwan received both a B.Sc. with honors in chemistry and an M.B.A. in finance from Queen’s University in Ontario, Canada. Mr. van der Zwan holds the Chartered Financial Analyst designation.

Lawrence Berner is a portfolio manager for the Morgan Stanley AIP Fund of Hedge Funds team, focusing on credit and event driven strategies including merger arbitrage, equity special situations, credit arbitrage, capital structure arbitrage and distressed investing; he is also a member of the Investment Committee. He joined Morgan Stanley AIP in 2006 and has 10 years of relevant industry experience. Before joining the firm, Mr. Berner was an analyst at Man-Glenwood Capital Investments where he was responsible for hedge fund manager selection, portfolio construction and quantitative analysis. Prior to Man-Glenwood, he was a risk analyst at ABN Amro, focusing on fixed income and foreign exchange derivatives. Before that, he was a commodities research analyst at Salomon Smith Barney. Larry received both a B.S. in computer science and a B.A. in mathematics from the University of Texas, Austin. He also received an M.S. in financial mathematics from The University of Chicago. Mr. Berner holds the Chartered Financial Analyst designation.

(a)(2)(i-iii) Other Accounts Managed by the Portfolio Managers

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

The following tables show information regarding accounts (other than the Fund) managed by each named portfolio manager as of June 30, 2008.

Mustafa A. Jama Jose F. Gonzalez-Heres Paresh Bhatt Kevin Kuntz Mark L. W. van der Zwan Lawrence Berner	Number of Accounts	Total Assets in Accounts ($ billion)
Registered Investment Companies	Five	$4.55
Other Pooled Investment Vehicles	Fourteen	$4.83
Other Accounts	Eight	$3.61

(a)(2)(iv) Conflicts of Interests -

THE ADVISER AND THE INVESTMENT MANAGERS

The Adviser also provides investment advisory and other services, directly and through affiliates, to various entities and accounts other than the Fund (“Adviser Accounts”). The Fund has no interest in these activities. The Adviser and the investment professionals who, on behalf of the Adviser, provide investment advisory services to the Fund are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Adviser Accounts. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

Set out below are practices that the Adviser and may follow. An Investment Manager may provide investment advisory and other services, directly or through affiliates, to various entities and accounts other than the Investment Funds. Although the Adviser anticipates that Investment Managers will follow practices similar to those described below, no guarantee or assurances can be made that similar practices will be followed or that an Investment Manager will adhere to, and comply with, its stated practices.

PARTICIPATION IN INVESTMENT OPPORTUNITIES

The Adviser expects to employ an investment program for the Fund that is substantially similar to the investment program (or, in some cases, to portions of the investment program) employed by it for certain Adviser Accounts. As a general matter, the Adviser will consider participation by the Fund in all appropriate investment opportunities that are under consideration for those Adviser Accounts. There may be circumstances, however, under which the Adviser will cause one or more Adviser Accounts to commit a larger percentage of their respective assets to an investment opportunity than to which the Adviser will commit the Fund’s assets. There also may be circumstances under which the Adviser will consider participation by Adviser Accounts in investment opportunities in which the Adviser does not intend to invest on behalf of the Fund, or vice versa.

The Adviser evaluates for the Fund and for the Adviser Accounts a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or an Adviser Account at a particular time, including, but not limited to, the following: (1) the nature of the investment opportunity taken in the context of the other investments at the time; (2) the liquidity of the investment relative to the needs of the particular entity or account; (3) the availability of the opportunity (i.e., size of obtainable position); (4) the transaction costs involved; and (5) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ for the Fund and the Adviser Accounts in the context of any particular investment opportunity, the investment activities of the Fund and the Adviser Accounts may differ from time to time. In addition, the fees and expenses of the Fund differ from those of the Adviser Accounts. Accordingly, the future performance of the Fund and the Adviser Accounts will vary.

When the Adviser determines that it would be appropriate for the Fund and one or more Adviser Accounts to participate in an investment transaction in the same Investment Fund or other investment at the same time, it will attempt to aggregate, place and allocate orders on a basis that the Adviser believes to be fair and equitable, consistent with its responsibilities under applicable law. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Accounts, in all investments or trades. However, no participating entity or account will receive preferential treatment over any other and the Adviser will take steps to ensure that no participating entity or account will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments.

Situations may occur, however, where the Fund could be disadvantaged because of the investment activities conducted by the Adviser for the Adviser Accounts. Such situations may be based on, among other things, the following: (1) legal restrictions or other limitations (including limitations imposed by Investment Managers with respect to Investment Funds) on the combined size of positions that may be taken for the Fund and/or the Adviser Accounts, thereby limiting the size of the Fund’s position or the availability of the investment opportunity; (2) the difficulty of liquidating an investment for the Fund and the Adviser Accounts where the market cannot absorb the sale of the combined positions; and (3) the determination that a particular investment is warranted only if hedged with an option or other instrument and there is a limited availability of such options or other instruments. In particular, the Fund may be legally restricted from entering into a “joint transaction” (as defined in the 1940 Act) with the Adviser Accounts with respect to the securities of an issuer without first obtaining exemptive relief from the SEC. See “Other Matters” below.

Directors, principals, officers, employees and affiliates of the Adviser and each Investment Manager may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund or an Investment Fund in which the Fund invests. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, principals, officers, employees and affiliates of the Adviser or an Investment Manager, or by the Adviser for the Adviser Accounts, or by an Investment Manager on behalf of its own other accounts (“Investment Manager Accounts”) that are the same as, different from, or made at a different time from that of, positions taken for the Fund or an Investment Fund.

Investment Managers or their affiliates may from time to time provide investment advisory or other services to private investment funds and other entities or accounts managed by the Adviser or its affiliates. In addition, Investment Managers or their affiliates may from time to time receive research products and services in connection with the brokerage services that affiliates of the Adviser may provide to one or more Investment Manager Accounts.

OTHER MATTERS

An Investment Manager may from time to time cause an Investment Fund to effect certain principal transactions in securities with one or more Investment Manager Accounts, subject to certain conditions. For example, these transactions may be made in circumstances in which the Investment Manager determined it was appropriate for the Investment Fund to purchase and an Investment Manager Account to sell, or the Investment Fund to sell and an Investment Manager Account to purchase, the same security or instrument on the same day. Future investment activities of the Investment Managers, or their affiliates, and the principals, partners, directors, officers or employees of the foregoing, may give rise to additional conflicts of interest.

The Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, advisers or managing general partners. These transactions would be effected in circumstances in which the Adviser determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

Future investment activities of the Adviser and its affiliates and their principals, partners, directors, officers or employees may give rise to conflicts of interest other than those described above.

(a)(3) Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation. Components of discretionary compensation may include:

•	Cash Bonus;

•

Morgan Stanley’s Equity Incentive Compensation Program (EICP) awards – a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

•

Investment Management Deferred Compensation Plan (IMDCP) awards – a mandatory program that defers a portion of discretionary year-end compensation and notionally allocates it to designated funds advised by the Adviser or its affiliates. The awards are subject to vesting and other conditions;

•

Voluntary Deferred Compensation Plans – voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors typically include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against, if applicable, the fund’s primary benchmark (as indicated in the fund’s prospectus), indices and/or peer groups where available. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management.

(a) (4) Securities Ownership of Portfolio Managers

As of June 30, 2008, none of Mustafa A. Jama, Jose F. Gonzalez-Heres, Paresh Bhatt, Kevin Kuntz, Mark L.W. van der Zwan or Lawrence Berner owned any securities in the Fund.

(b) The information in Item 8(a) has been provided due to the appointment in April 2008 of Lawrence Berner as a Portfolio Manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1)	Code of Ethics is not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY GLOBAL LONG/SHORT FUND A

By:	/s/ Ronald E. Robison
	Name:	Ronald E. Robison
	Title:	President
	Date:	August 28, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
	Name:	Ronald E. Robison
	Title:	Principal Executive Officer
	Date:	August 28, 2008

By:	/s/ James W. Garrett
	Name:	James W. Garrett
	Title:	Principal Financial Officer
	Date:	August 28, 2008